LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS - Albertsons Term Loans (Details)	Mar. 12, 2020	Feb. 05, 2020 USD ($)	Nov. 22, 2019 USD ($)	Aug. 15, 2019 USD ($)	Nov. 16, 2018 USD ($)	Jun. 27, 2017 USD ($) tranche	Jun. 16, 2017 USD ($)	Feb. 25, 2017 USD ($)	Feb. 29, 2020 USD ($)	Feb. 23, 2019 USD ($)
Debt Instrument [Line Items]
Debt covenant - maximum cumulative distributions limit as a percentage of total assets									4.00%
Book value of debt									$ 8,714,700,000	$ 10,586,400,000
Unamortized debt discounts									41,300,000	$ 197,000,000.0
Maximum
Debt Instrument [Line Items]
Debt covenant - maximum cumulative distributions limit									1,000,000,000.0
Secured debt | Term Loans
Debt Instrument [Line Items]
Face amount of debt instrument								$ 6,013,900,000
Amount of debt extinguished							$ 250,000,000.0
Amount of deferred financing costs and original issue discounts write off							$ 7,600,000
Write off of deferred financing costs on previous loans						$ 17,800,000
Secured debt | 2016-2 Term B-4 Loan
Debt Instrument [Line Items]
Face amount of debt instrument								3,271,800,000
Secured debt | 2016-2 Term B-5 Loan
Debt Instrument [Line Items]
Face amount of debt instrument								$ 1,142,100,000
Secured debt | 2016-2 Term B-5 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate								0.75%
Basis spread on variable rate								3.25%
Secured debt | 2016-1 Term B-6 Loan
Debt Instrument [Line Items]
Face amount of debt instrument								$ 1,600,000,000.0
Secured debt | 2016-1 Term B-6 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate								0.75%
Basis spread on variable rate								3.25%
Secured debt | June 2017 Term Loans
Debt Instrument [Line Items]
Number of term loan tranches in debt instrument amendment | tranche						3
Interest expense						$ 3,900,000
Secured debt | New Term B-4 Loan Due 2021
Debt Instrument [Line Items]
Face amount of debt instrument						$ 3,013,600,000
Floor percentage on variable rate						0.75%
Basis spread on variable rate						2.75%
Amount of debt extinguished				$ 1,570,600,000	$ 976,000,000
Write off of deferred financing costs on previous loans					12,900,000
Book value of debt					2,976,000,000.0
Repayment of debt with cash on hand				864,000,000	610,000,000
Write off of debt discounts					8,600,000
Secured debt | New Term B-4 Loan Due 2021 | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate								0.75%
Basis spread on variable rate								3.00%
Secured debt | New Term B-5 Loan Due 2022
Debt Instrument [Line Items]
Face amount of debt instrument						$ 1,139,300,000
Floor percentage on variable rate						0.75%
Basis spread on variable rate						3.00%
Secured debt | New Term B-6 Loan Due 2023
Debt Instrument [Line Items]
Face amount of debt instrument						$ 1,596,000,000.0
Floor percentage on variable rate						0.75%
Basis spread on variable rate						3.00%
Secured debt | 2018 Term B-7 Loan, Maturity 2025
Debt Instrument [Line Items]
Face amount of debt instrument				3,100,000,000.0	2,000,000,000.0
Financing costs expensed					4,100,000
Capitalized financing costs					3,600,000
Unamortized debt discounts					$ 15,000,000.0
Annual principal payment percentage					1.00%
Secured debt | 2018 Term B-7 Loan, Maturity 2025 | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate					0.75%
Basis spread on variable rate					3.00%
Secured debt | 2018 Term B-7 Loan, Maturity 2025 | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate					2.00%
Secured debt | Term Loan [Member]
Debt Instrument [Line Items]
Amount of debt extinguished		$ 2,349,800,000	$ 742,500,000
Write off of deferred financing costs on previous loans		15,200,000	5,100,000
Write off of debt discounts		$ 29,900,000	$ 14,300,000
Secured debt | Albertsons Term Loans, interest range of 4.45% to 5.69%
Debt Instrument [Line Items]
Write off of deferred financing costs on previous loans				15,500,000
Financing costs expensed				4,200,000
Capitalized financing costs				4,400,000
Unamortized debt discounts				15,500,000
Write off of debt discounts				$ 13,300,000
Annual principal payment percentage				1.00%
Secured debt | Albertsons Term Loans, interest range of 4.45% to 5.69% | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate				0.75%
Basis spread on variable rate				2.75%
Secured debt | Albertsons Term Loans, interest range of 4.45% to 5.69% | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate				1.75%
Secured debt | Term Loan, Maturity 2025
Debt Instrument [Line Items]
Face amount of debt instrument									1,500,000,000.0
Secured debt | Term Loan, Maturity 2026
Debt Instrument [Line Items]
Face amount of debt instrument									$ 1,600,000,000.0
Line of credit | Asset-Based Loan Facility
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%
Proceeds from lines of credit					$ 410,000,000
Capitalized financing costs					$ 13,500,000
Line of credit | Asset-Based Loan Facility | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate					1.75%